Business Combinations - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Jun. 03, 2020 USD ($) $ / shares shares	Jun. 02, 2020 $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, conversion ratio	1.901
Common stock and preferred stock, shares authorized (in shares)	750,000,000			750,000,000	750,000,000
Common stock, shares authorized (in shares)	600,000,000			600,000,000	600,000,000	600,000,000	600,000,000	600,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	150,000,000			150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock repurchased during the period (in shares)	72,272,942		983,699
Shares repurchased, price per share (in dollars per share) | $ / shares			$ 4.23
Stock repurchased during the period | $			$ 4.2
Nimbus Holdings, LLC
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during the period (in shares)	2,850,930	2,850,930
Shares repurchased, price per share (in dollars per share) | $ / shares	$ 8.77	$ 8.77
Stock repurchased during the period | $	$ 25.0
M&M Residual, LLC
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during the period (in shares)	7,000,000
Shares repurchased, price per share (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	52,500,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Sale of stock, consideration received on transaction | $	$ 525.0